Fees Summary	Nov. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 0.00
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The maximum aggregate offering price of that offering is $75,000,000.00 (or up to $86,250,000.00 aggregate offering price if the underwriters' option to purchase additional shares of Common Stock is exercised in full).
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 75,000,000.00
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true